Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	537,791,881
Document Annual Report	true
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-32210
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	14th Floor
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address Postal Zip Code	V6E 4H1
City Area Code	604
Icfr Auditor Attestation Flag	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1208
Local Phone Number	684-6365
Security 12b Title	Common Shares, no par value
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Interactive Data Current	No
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 400
Entity Address Address Line 2	2711 Centerville Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company